Risk Management - Summary of Credit Default Swap Protection Sold (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 402,477,000,000	$ 414,734,000,000
Credit default swaps [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	502,000,000	652,000,000
Fair value	$ 6,000,000	$ 9,000,000
Weighted average maturity (in years)	1 year	2 years
Credit default swaps [Member] | AA [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 24,000,000	$ 25,000,000
Weighted average maturity (in years)	1 year	2 years
Credit default swaps [Member] | A [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 371,000,000	$ 447,000,000
Fair value	$ 5,000,000	$ 7,000,000
Weighted average maturity (in years)	1 year	2 years
Credit default swaps [Member] | BBB [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 107,000,000	$ 180,000,000
Fair value	$ 1,000,000	$ 2,000,000
Weighted average maturity (in years)	2 years	2 years
Credit default swaps [Member] | Single name CDSs [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 502,000,000	$ 652,000,000
Fair value	$ 6,000,000	$ 9,000,000
Weighted average maturity (in years)	1 year	2 years